Current and Deferred Taxes (Details) - Schedule of deferred tax assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Recognized through other comprehensive income	$ 51,834	$ 18,992
Recognized through profit or loss	464,656	432,396
Total deferred tax assets	516,490	451,388
Deferred tax liabilities
Recognized through other comprehensive income	(42,371)	(15,830)
Recognized through profit or loss	(87,122)	(83,327)
Total deferred tax liabilities	$ (129,493)	$ (99,157)